Income Tax	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax [Line Items]
INCOME TAX

12. INCOME TAXES

The Company recorded an income tax benefit of approximately $54,000 for the three months ended September 30, 2023 and an income tax provision of approximately $32,000 for the nine months ended September 30, 2023, and $85,000 and $91,000 for the three and nine months ended September 30, 2022, respectively. The effective tax rate was (0.5%) and 0.2% for the three and nine months ended September 30, 2023, respectively, and 28.8% and 8.4% for the three and nine months ended September 30, 2022, respectively.

The tax provision for interim periods is determined using an estimate of the Company’s annual effective tax rate, adjusted for discrete items arising in that quarter. The Company’s effective tax rate differs from the U.S. statutory tax rate in the three and nine months ended September 30, 2023 primarily due to changes in valuation allowances on deferred tax assets as it is more likely than not that the Company’s deferred tax assets will not be realized.

The Company evaluates its tax positions on a quarterly basis and revises its estimate accordingly.

Rosecliff Acquisition Corp I [Member]
Income Tax [Line Items]
INCOME TAX

NOTE 9. INCOME TAX

The Company’s net deferred tax assets are as follows as of December 31, 2022 and 2021:

	For the Years Ended December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$142	$41,741
Start up/organization expenses	926,866	671,005
Total deferred tax assets	927,008	712,746
Valuation allowance	(927,008)	(712,746)
Deferred tax asset, net of allowance	$—	$—

The Company did not have any significant deferred tax assets or liabilities as of December 31, 2022 and 2021.

The income tax provision consists of the following for the years ended December 31, 2022 and 2021:

	For the Years Ended December 31,
	2022	2021
Federal
Current benefit	$614,297	$—
Deferred benefit	(214,262)	(712,604)
Change in valuation allowance	214,262	712,604
Income tax provision	$614,297	$—

As of December 31, 2022 and 2021, the Company had $675 and $198,091, respectively, of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the change in the valuation allowance was $214,262 and $712,604, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Deferred tax liability change in rate	0.0%	0.0%
Change in fair value of warrants	(17.5)%	16.5%
Transaction costs allocated to warrants	0.0%	(4.3)%
Change in valuation allowance	2.0%	(33.2)%
Income tax rate	5.5%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.